Operations	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operations

1.	Operations
Bilibili Inc. (the “Company” or “Bilibili”) is an iconic brand and a leading video community for young generations in China. Incorporated as a limited liability company in the Cayman Islands in December 2013, the Company, through its consolidated subsidiaries, variable interest entities (“VIEs”) and subsidiaries of the VIEs (collectively referred to as the “Group”), is primarily engaged in the operation of providing online entertainment services to users in the People’s Republic of China (the “PRC” or “China”).
In April 2018, the Company completed its IPO on the Nasdaq Global Select Market. In March 2021, the Company successfully listed its Class Z ordinary shares on the main board of the Hong Kong Stock Exchange. The Company issued a total
28,750,000 Class Z ordinary shares in the global offering, including the fully exercised over-allotment option of 3,750,000 Class Z ordinary shares. Net proceeds from the global offering, including the over-allotment option, after deducting underwriting fees and other offering expenses, were approximately HKD22.9 billion (RMB19.3 billion).
On October 3, 2022
(the “Primary Conversion Effective Date”), the
Company’s voluntary conversion of its secondary listing status to primary listing on the main board of the Hong Kong Stock Exchange became effective. The Company became a dual-primary listed company on the main board of Hong Kong Stock Exchange in Hong Kong and the
 Nasdaq
Global Select Market in the United States.
As of December 31, 2022, the Company’s major subsidiaries, VIEs and subsidiaries of the VIEs are as follows:

Major Subsidiaries	Place and Year of Incorporation	Percentage of Direct or Indirect Economic Ownership	Principal Activities
Bilibili HK Limited	Hong Kong, 2014	100	Investment holding
Hode HK Limited	Hong Kong, 2014	100	Investment holding
Chaodian HK Limited	Hong Kong, 2019	100	Investment holding
Bilibili Co., Ltd.	Japan, 2014	100	Business development
Hode Shanghai Limited (“Hode Shanghai”)	PRC, 2014	100	Technology development
Shanghai Bilibili Technology Co., Ltd.	PRC, 2016	100	Technology development
Chaodian (Shanghai) Technology Co., Ltd .	PRC, 2019	100	E-commerce and advertising

Major VIEs and VIEs’ subsidiaries	Place and Year of Incorporation Acquisition	Percentage of Direct or Indirect Economic Interest	Principal Activities
Shanghai Hode Information Technology Co., Ltd. (“Hode Information Technology”)	PRC, 2013	100*	Mobile game operation
Shanghai Kuanyu Digital Technology Co., Ltd. (“Shanghai Kuanyu”)	PRC, 2014	100*	Video distribution and game distribution
Sharejoy Network Technology Co., Ltd. (“Sharejoy Network”)	PRC, 2014	100*	Game distribution
Shanghai Hehehe Culture Communication Co., Ltd. (“Shanghai Hehehe”)	PRC, 2014	100*	Comics distribution
Shanghai Anime Tamashi Cultural Media Co., Ltd. (“Shanghai Anime Tamashi”)	PRC, 2015	100*	E-commerce

*	Hode Shanghai is the primary beneficiary of the major VIEs and VIEs’ subsidiaries .

Contractual agreements with major VIEs
In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content services, the Group operates its restricted businesses in the PRC through the VIEs, whose equity interests are held by certain founders of the Group. The Company obtained control over these VIEs by entering into a series of contractual arrangements with the legal shareholders who are also referred to as nominee shareholders. These nominee shareholders are the legal owners of the VIEs. However, the rights of those nominee shareholders have been transferred to the Company through the contractual arrangements.
The contractual arrangements that are used to control the VIEs include powers of attorney, exclusive technology consulting and services agreements or exclusive business cooperation agreements, equity pledge agreements and exclusive option agreements. Management concluded that the Company, through the contractual arrangements, has the power to direct the activities that most significantly impact the VIEs’ economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the VIEs, and therefore the Company is the ultimate primary beneficiary of these VIEs. As such, the Company consolidates the financial statements of these VIEs. Consequently, the financial results of the VIEs were included in the Group’s consolidated financial statements in accordance with the presentation as stated in Note 2(a).
The following is a summary of the contractual agreements entered into by and among the Company’s relevant subsidiaries, the VIEs, and respective nominee shareholders of the VIEs.
Exclusive Technology Consulting and Services Agreements.
Under the exclusive technology consulting and services agreements between the Company’s relevant subsidiaries and the VIEs, the Company’s relevant subsidiaries have the exclusive right to provide the VIEs consulting and services related to, among other things, research and development, system operation, advertising, internal training and technical support. The Company’s relevant subsidiaries have the exclusive ownership of intellectual property rights created as a result of the performance of these agreements. These VIEs shall pay the Company’s relevant subsidiaries an annual service fee, which are subject to the adjustment by the Company’s relevant subsidiaries at its sole discretion. These agreements will remain effective for a 10 year’s term and then be automatically renewed, unless the Company’s relevant subsidiaries give the VIEs a termination notice 90 days before the term ends. On December 23, 2020, the above agreements were replaced by the exclusive business cooperation agreements, which contain terms substantially similar to the exclusive business cooperation agreements described above, the exclusive business cooperation agreements have an infinite period commencing from December 23, 2020, unless the Company’s relevant subsidiaries give the VIEs a termination notice 30 days before the term ends.

Exclusive Option Agreements.
Pursuant to the exclusive purchase option agreement, among the Company’s relevant subsidiaries, the VIEs and its nominee shareholders, each of the nominee shareholders of the VIEs irrevocably granted the Company’s relevant subsidiaries an exclusive option to purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of their equity interests in the VIEs, and the purchase price shall be the lowest price permitted by applicable PRC law. In addition, the VIEs irrevocably granted the Company’s relevant subsidiaries an exclusive option to purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of the VIEs’ assets at the book value of such assets, or at the lowest price permitted by applicable PRC law, whichever is higher. The nominee shareholders of the VIEs undertake that, without the prior written consent of the Company’s relevant subsidiaries, they shall not increase or decrease the registered capital, dispose of its assets, incur any debts or guarantee liabilities, enter into any material purchase agreements, conduct any merger, acquisition or investments, amend its articles of association or provide any loans to third parties. The exclusive option agreements will remain effective until all equity interests in the VIEs held by their nominee shareholders and all assets of the VIEs are transferred or assigned to the Company’s relevant subsidiaries or its designated representatives.
Powers of Attorney
. Pursuant to the powers of attorney, each of the nominee shareholders of the VIEs, executed a power of attorney to irrevocably appoint the Company’s relevant subsidiaries or its designated person as nominee shareholder’s attorney-in-fact
to exercise all of the rights as a shareholder of the VIEs, including, but not limited to, the right to convene and attend shareholders’ meeting, vote on any resolution that requires a shareholder vote, such as the appointment or removal of directors and executive officers, other voting rights pursuant to the then-effective articles of association of the VIEs and transfer of VIE’s assets. The powers of attorney will remain in force for so long as the nominee shareholders remain shareholders of the VIEs. The powers of attorney were amended on December 23, 2020, which were extended the life to an indefinite term commencing from December 23, 2020 and will be terminated in the event that (i) the power of attorney is unilaterally terminated by the Company’s relevant subsidiaries; or (ii)it is legally permissible for the Company or any of the subsidiaries to hold equity interests directly or indirectly in VIEs or their designated person is registered to be the sole shareholder of VIEs.
Equity Pledge Agreements.
Pursuant to the equity pledge agreements, among the Company’s relevant subsidiaries, the VIEs and its nominee shareholders, the nominee shareholders of the VIEs pledged all of their equity interests in the VIEs to guarantee their and the VIEs’ performance of their obligations under the contractual arrangements. In the event of a breach by the VIEs or the VIEs’ shareholders of contractual obligations under these agreements, the Company’s relevant subsidiaries, as pledgee, will be entitled the right to dispose of the pledged equity interests in the VIEs. The nominee shareholders of the VIEs also undertake that, during the term of the equity pledge agreements, they shall not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. During the term of the equity pledge agreements, the Company’s relevant subsidiaries has the right to receive all of the dividends and profits distributed on the pledged equity interests. The pledge will remain binding until the VIEs and their nominee shareholders discharge all their obligations under the contractual arrangements.

Risks in relation to the VIE structure
A significant part of the Group’s business is conducted through the VIEs of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of management, the contractual arrangements with the VIEs and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders are also shareholders of the Group and have indicated they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIE were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.
On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, effective on January 1, 2020. The Foreign Investment Law has a
catch-all
provision under the definition of “foreign investment” which includes investments made by foreign investors in China through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. In the event that the State Council in the future promulgates laws and regulations that deem investments made by foreign investors through contractual arrangements as “foreign investment,” the Group’s ability to use the contractual arrangements with its VIEs and the Group’s ability to conduct business through the VIEs could be severely limited.

The Company’s ability to control the VIEs also depends on the powers of attorney the founders have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes these powers of attorney are legally enforceable but may not be as effective as direct equity ownership.
In addition, if the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing or future PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

•	revoke the Group’s business and/or operating licenses;

•	impose fines on the Group;

•	confiscate any of the Group’s income that they deem to be obtained through illegal operations;

•	discontinue or place restrictions or onerous conditions on the Group’s operations

•	restrict the Group’s right to collect revenues;

•	shut down the Group’s servers or block the Group’s app/websites;

•	require the Group to restructure the operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.
The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group believes that the contractual arrangements among each of the VIEs, their respective shareholders and relevant wholly foreign-owned enterprises are in compliance with PRC law and are legally enforceable. The Group’s operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. Management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements. Conflicts of interest may arise between the roles of them as shareholders, directors or officers of Group and as shareholders of the VIEs.

The following combined financial information of the Group’s VIEs as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022 included in the accompanying consolidated financial statements of the Group was as follows:

	December 31, 2021	December 31, 2022

	RMB in thousands
Cash and cash equivalents	377,114	1,590,440
Time deposits	6,997	4,186
Accounts receivable, net	524,311	619,927
Amounts due from Group companies	391,951	507,849
Amount due from related parties	101,983	119,857
Prepayments and other current assets	1,806,185	883,903
Short-term investments	927,124	272,340
Long-term investments, net	1,745,466	1,852,740
Other non-current assets	4,926,989	5,852,315

Total assets	10,808,120	11,703,557

Accounts payable	3,164,301	3,452,192
Salary and welfare payables	343,008	343,786
Taxes payable	128,817	165,162
Short-term loan	400,000	400,000
Deferred revenue	2,192,460	2,138,539
Accrued liabilities and other payables	1,184,523	531,188
Amounts due to the Group companies	7,214,146	12,415,760
Amounts due to related parties	117,901	27,929
Other long-term liabilities	222,719	269,623

Total liabilities	14,967,875	19,744,179

Total Bilibili Inc’s shareholders’ deficit	(4,170,459)	(8,042,238)
Noncontrolling interests	10,704	1,616

Total shareholders’ deficit	(4,159,755)	(8,040,622)

Total liabilities and shareholders’ deficit	10,808,120	11,703,557

	For the Year Ended December 31,
	2020	2021	2022

	RMB in thousands
Third-party revenues	9,651,207	12,867,536	14,876,639
Inter-company revenues	667,765	1,574,896	1,198,107

Total revenues	10,318,972	14,442,432	16,074,746
Third-party costs and expenses	(9,931,047)	(16,283,295)	(18,436,865)
Inter-company consulting and services costs and expenses	(1,021,596)	(593,272)	(726,875)
Other inter-company costs and expenses	(201,587)	(271,096)	(418,667)

Total costs and expenses	(11,154,230)	(17,147,663)	(19,582,407)
Gain/(Loss) from non-operations	8,368	(163,146)	(268,584)

Loss before income tax expenses	(826,890)	(2,868,377)	(3,776,245)
Income tax	(27,080)	(38,997)	(89,660)

Net loss	(853,970)	(2,907,374)	(3,865,905)
Net loss attributable to noncontrolling interests	8,501	10,367	9,088

Net loss attributable to Bilibili Inc.’s shareholders	(845,469)	(2,897,007)	(3,856,817)

	For the Year Ended December 31,
	2020	2021	2022

	RMB in thousands
Consulting and services charges to Group companies	(1,074,899)	(637,787)	(610,600)
Other operating cashflow from Group companies	586,017	1,683,907	3,863,991
Operating cashflow from/(to) third-parties	1,965,376	(1,729,079)	(2,339,697)

Net cash provided by/ (used in) operating activities	1,476,494	(682,959)	913,694

Purchase of short-term investments	(13,973,904)	(12,610,305)	(7,335,115)
Maturities of short-term investments	13,498,485	12,954,425	7,970,552
Placements of time deposits	(25,515)	(39,318)	(1,270)
Maturities of time deposits	7,896	54,319	4,444
Other investing activities	(1,928,125)	(3,265,756)	(2,188,712)

Net cash used in investing activities	(2,421,163)	(2,906,635)	(1,550,101)

Investments and loans from Group companies	990,287	3,307,226	1,884,890
Other financing activities	100,000	300,000	—

Net cash provided by financing activities	1,090,287	3,607,226	1,884,890

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs, except for the registered capital of the VIEs amounting to RMB494.1 million, as of December 31, 2021 and 2022, as well as certain non-distributable
statutory reserves amounting to RMB22.6 million and RMB24.1 million, respectively, as of December 31, 2021 and 2022. As the respective VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.
There is no VIE in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.
Liquidity
The Group incurred net losses of RMB3,054.0 million, RMB6,808.7 million and RMB7,507.7million for the years ended December 31, 2020, 2021 and 2022, respectively. Net cash provided by operating activities was RMB753.1 million for the year ended December 31, 2020, and net cash used in operating activities was RMB2,647.0 million, RMB3,911.4 million for the years ended December 31, 2021 and 2022, respectively. Accumulated deficit was RMB13,971.3 million and RMB 21,479.9 million as of December 31, 2021 and 2022, respectively. The Group assesses its liquidity by its ability to generate cash from operating activities and attract investors’ investments. Historically, the Group has relied principally on both operational sources of cash and non-operational
sources of financing from investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. In the past, the Group has been continuously receiving financing support from outside investors. In 2020, the Company completed an offering of convertible senior notes due 2027 (the “2027 Notes”) raising US$786.1 million (RMB5,594.8 million), after deducting commissions and offering expenses, and the Company issued 17,310,696 Class Z Ordinary Shares to Sony Corporation of America (“SCA”), a wholly owned subsidiary of Sony Corporation (“Sony”), raising US$399.4 million (RMB2,817.5 million), after deducting offering expenses. In 2021, the Company successfully listed its Class Z ordinary shares on the main board of the Hong Kong Stock Exchange, raising HKD22.9 billion (RMB19.3 billion), after deducting commissions and offering expenses, and the Company completed an offering of convertible senior notes due December 2026 (the “December 2026 Notes”), raising US$1,576.6 million (RMB10.1 billion), after deducting commissions and offering expenses. Moreover, the Group can adjust the pace of its operation expansion and control the operating expenses. Based on the above considerations, the Group believes the cash and cash equivalents and the operating cash flows are sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the date of the issuance of the consolidated financial statements. The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.